Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fees and commissions receivable
Payment services	£ 551	£ 520
Credit and debit card fees	346	334
Lending and financing	382	384
Brokerage	52	42
Investment management, trustee and fiduciary services	162	147
Underwriting fees	88	93
Other	27	47
Total	1,608	1,567
Fees and commissions payable	(368)	(348)
Net fees and commissions	1,240	1,219
Operating segment
Fees and commissions receivable
Net fees and commissions	1,240	1,219
Retail Banking
Fees and commissions receivable
Payment services	176	165
Credit and debit card fees	203	196
Lending and financing	8	9
Brokerage	19	17
Investment management, trustee and fiduciary services	1	1
Other	5	4
Total	412	392
Fees and commissions payable	(199)	(181)
Net fees and commissions	213	211
Retail Banking | Operating segment
Fees and commissions receivable
Net fees and commissions	213	211
Private Banking & Wealth Management
Fees and commissions receivable
Payment services	20	20
Credit and debit card fees	10	6
Lending and financing	4	3
Brokerage	5	4
Investment management, trustee and fiduciary services	126	113
Other	2	6
Total	167	152
Fees and commissions payable	(8)	(10)
Net fees and commissions	159	142
Private Banking & Wealth Management | Operating segment
Fees and commissions receivable
Net fees and commissions	159	142
Commercial & Institutional
Fees and commissions receivable
Payment services	355	335
Credit and debit card fees	133	130
Lending and financing	370	372
Brokerage	28	21
Investment management, trustee and fiduciary services	25	24
Underwriting fees	88	93
Other	28	52
Total	1,027	1,027
Fees and commissions payable	(162)	(161)
Net fees and commissions	865	866
Commercial & Institutional | Operating segment
Fees and commissions receivable
Net fees and commissions	865	866
Central items & other
Fees and commissions receivable
Credit and debit card fees		2
Investment management, trustee and fiduciary services	10	9
Other	(8)	(15)
Total	2	(4)
Fees and commissions payable	1	£ 4
Net fees and commissions	3
Central items & other | Operating segment
Fees and commissions receivable
Net fees and commissions	£ 3